SERIES 2 CONVERTIBLE NOTES (Details) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 06, 2020	Jun. 04, 2020	Dec. 31, 2020	Sep. 30, 2020	Jul. 01, 2020	Sep. 30, 2019
Debt Conversion [Line Items]
Common Stock, Par Value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible Notes Payable
Debt Conversion [Line Items]
Aggregate principal amount		$ 550,000
Debt Instrument, Term		3 years
Common Stock, Par Value		$ 0.001
Conversion Price (in dollars per share)		0.27
VWAP (in dollars per share)		$ 0.32
Number of consecutive trading days for minimum VWAP		15 days
Percentage of unpaid principal amount for outstanding note obligations		35.00%
Percentage on Interest for Outstanding Note Obligations		10.00%
Interest rate on the convertible debt		10.00%
Interest expense				$ 18,000
Series 2 convertible notes
Debt Conversion [Line Items]
Interest rate (as a percent)	10.00%
Aggregate principal amount	$ 1,050,000
Debt Instrument, Term	3 years
Common Stock, Par Value	$ 0.001
Conversion Price (in dollars per share)	0.25
VWAP (in dollars per share)	$ 0.32
Number of consecutive trading days for minimum VWAP	15 days
Percentage of unpaid principal amount for outstanding note obligations	35.00%
Percentage on Interest for Outstanding Note Obligations	10.00%
Interest rate on the convertible debt	10.00%
Interest expense			$ 15,000